Unaudited Consolidated Statements of Income (Loss) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
REVENUES
Net pool revenues (note 9a)	$ 90,979	$ 20,518	$ 171,488	$ 50,681
Time charter revenues (note 9a)	10,197	20,533	20,714	42,015
Voyage charter revenues	7,297	3,382	14,825	4,378
Interest income from investment in term loans				9,118
Other revenues (note 13)	(879)		4,445
Total revenues	107,594	44,433	211,472	106,192
Voyage expenses (note 9a)	(3,545)	(3,612)	(7,379)	(5,051)
Vessel operating expenses (note 9a)	(26,201)	(23,585)	(48,642)	(46,379)
Time-charter hire expense	(16,793)	(1,112)	(31,796)	(2,164)
Depreciation and amortization	(15,227)	(12,425)	(28,899)	(24,927)
General and administrative (note 9a)	(3,039)	(3,163)	(6,339)	(6,355)
Gain on sale of vessels (note 10)		9,955		9,955
Restructuring charges (note 13)	879		(4,445)
Income from operations	43,668	10,491	83,972	31,271
Interest expense	(3,075)	(2,274)	(5,440)	(4,621)
Interest income	8	60	39	198
Realized and unrealized gain (loss) on derivative instruments (note 5)	523	(3,614)	(1,064)	(1,970)
Equity income (note 3)	3,587	15	6,169	2,609
Other (expense) income	(469)	(89)	(449)	3,534
Net income	$ 44,242	$ 4,589	$ 83,227	$ 31,021
Per common share amounts (note 11)
- Basic earnings per share	$ 0.38	$ 0.05	$ 0.72	$ 0.37
- Diluted earnings per share	0.38	0.05	0.72	0.37
- Cash dividends declared	$ 0.03	$ 0.03	$ 0.06	$ 0.06
Weighted-average number of Class A and Class B common stock outstanding (note 11)
- Basic	116,150,985	83,676,425	115,600,570	83,646,230
- Diluted	116,725,428	83,966,874	116,182,250	83,962,395